Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies.
Schedule of aggregate minimum payments under non-cancellable operating leases

	June 30,	December 31,
	2017	2016
	(in US$’000)
Not later than 1 year	1,495	1,711
Between 1 to 2 years	1,301	1,383
Between 2 to 3 years	759	1,053
Between 3 to 4 years	342	597
Between 4 to 5 years	102	108
Later than 5 years	—	45
Total minimum lease payments	3,999	4,897

Schedule of capital commitments

	June 30,	December 31,
	2017	2016
	(in US$’000)
Property, plant and equipment
Contracted but not provided for	2,180	2,545